TREASURY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Treasury stock (in shares)	649,493	784,007
Treasury stock	$ 6,263	$ 7,560
Average cost per share (in USD per share)	$ 9.64